SIGNIFICANT ACCOUNTING POLICIES - Transactions between the VIE and other entities in the consolidated group (Details) $ in Thousands, $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES
Amounts due to related parties	$ 67,143		$ 79,090		$ 8,627
Revenues	22,846,898	$ 2,935,374	13,590,125	$ 10,008,418
Related Party
SIGNIFICANT ACCOUNTING POLICIES
Amounts due to related parties	67,143		79,090
VIEs and its subsidiaries
SIGNIFICANT ACCOUNTING POLICIES
Revenues	305,968		244,315	301,087
Registered capital | ¥						¥ 10	¥ 10
VIEs and its subsidiaries | Inter-company
SIGNIFICANT ACCOUNTING POLICIES
Revenues	291,645		229,561	$ 279,145
VIEs and its subsidiaries | Internal Companies
SIGNIFICANT ACCOUNTING POLICIES
Due from internal companies	572,472		457,214
Amounts due to related parties	$ 49,949		$ 79,608